EQUITY - Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY
Net income for the year	R$ 4,085,013	R$ 6,239,364	R$ 4,770,527
Weighted average number of outstanding shares for the year	1,670,851	1,683,095	1,688,615
Common shares
EQUITY
Net income for the year	R$ 4,085,013	R$ 6,239,364	R$ 1,991,046
Weighted average number of outstanding shares for the year	1,670,851	1,683,095	685,522
Basic earnings per common share (in R$)	R$ 2.44	R$ 3.71	R$ 2.90
Diluted earnings per common share (in R$)	R$ 2.44	3.71	R$ 2.90
Preferred shares
EQUITY
Net income for the year			R$ 2,779,481
Weighted average number of outstanding shares for the year			1,003,093
Basic earnings per common share (in R$)			R$ 2.77
Diluted earnings per common share (in R$)		R$ 2.77	R$ 2.77